                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9-30-02
                                               --------------

Check here if Amendment [ ]; Amendment Number:___________
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    PAR Capital Management
         -------------------------------------------
Address: One Financial Center
         -------------------------------------------
         Suite 1600
         -------------------------------------------
         Boston, MA 02111-2621
         -------------------------------------------

Form 13F File Number: 28-06766
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Frederick S. Downs, Jr.
         -------------------------------------------
Title:   Vice President
         -------------------------------------------
Phone:   617-526-8900
         -------------------------------------------

Signature, Place, and Date of Signing:


 /s/ Frederick S. Downs, Jr.        Boston, MA             11-14-02
----------------------------      ----------------       ------------

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

List of Other Managers Reporting for this Manager: None

Form 13F File Number   Name

28-
   --------------------   ------------------------------------------------------

                            Form 13F SUMMARY PAGE

Report Summary:

List of Other Included Managers:        None
                                   ------------------

Number of Other Included Managers:        None
                                   ------------------

Form 13F Information Table Entry Total:   163
                                        -------------

Form 13F Information Table Value Total:      $789,193
                                        ------------------
                                            (thousands)

List of Other Included Managers:

Name and 13F file number of ALL Institutional Investment Manager with respect to which this schedule is filed (other than the one filing this report): (list in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

                                    FORM 13F

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  (SEC USE ONLY)
As of September 30, 2002                           Name of Reporting manager: PAR CAPITAL MANAGEMENT, INC.
------------------------------------------------------------------------------------------------------------------------------------
  Item 1             Item 2          Item 3     Item 4         Item 5          Item 6               Item 7          Item 8
                                                                                                                Voting Authority
                                                                         Investment Discretion                     (Shares)
                                                                         ---------------------               ----------------------
                                                                             (b) Shared-  (c)     Managers
                                    CUSIP     Fair Market   Shrs of    (a)   As Defined  Shared-    See      (a)       (b)      (c)
 Name of Issuer    Title of Class   Number        Value     Prn Amt    Sole  in Instr. V  Other   Instr. V   Sole     Shared   None
------------------------------------------------------------------------------------------------------------------------------------
AmDocs Limited     Common         G02602103         320        50000      X                                    50000
ADC  Tele-
 communications    Common         000886101         182       157900      X                                   157900
Abercrombie
 & Fitch           Class A
 Corporation        Common        002896207        4918       250000      X                                   250000
AdvancePCs         Common         0070K109        15667       695400      X                                   695400
Alaska Air
 Group Inc.        Common         011659109        3629       205000      X                                   205000
Alcan
 Aluminium LTD     Common         013716105        1234        50000      X                                    50000
Amercia West
 Holding           Class B
 Corporation       Common         023657208        3946      2721500      X                                  2721500
American Towner    Class A
 System Corp        Common        029912201        2385      1500000      X                                  1500000
Ameristar
 Casinos Inc.      Common         03070Q101        2275       120000      X                                   120000
Ameritrade         Class A
 Holding Corp       Common        03072H109        5609      1503700      X                                  1503700
Amtech SYS Inc.    Common         032332504          92        29600      X                                    29600
Argosy Gaming
 Corporation       Common         040228108        3237       141000      X                                   141000
ATA Holdings
 Corp              Common         03234G106         488       143414      X                                   143414
Artesyn
 Technologies
 Inc.              Common         043127109          16        10500      X                                    10500
Authentidate
 Holding
 Corporation       Common         052666104          82        58600      X                                    58600
BAM!
 Entertainment
 Inc.              Common         059361105        1490      1489810      X                                  1489810
Best Buy
 Company Inc       Common         086516101        4462       200000      X                                   200000
Boise Cascade
 Corporation       Common         097383103        2280       100000      X                                   100000
Boyd Gaming
 Corporation       Common         103304101         779        41700      X                                    41700
Brunswick
 Corporation       Common         117043109        4208       200000      X                                   200000
CBRL Group Inc.    Common         12489V106        9128       400000      X                                   400000
CEC Entertainment
 Inc.              Common         125137109        9408       275800      X                                   275800
CKE Restaurants    Common         12561E105        3373       843300      X                                   843300
Cabot
 Micorelectronics
 Corporation       Common         12709P103        5076       136300      X                                   136300
Catalina
 Marketing
 Corporation       Common         148867104       12636       450000      X                                   450000
Celadon Group
 Inc.              Common         150838100         200        18000      X                                    18000
Charter
 Communications    Class A
 Inc.               Common        16117M107         465       250000      X                                   250000
Classic Vacation
 Group Inc.        Common         18273V103         122       374300      X                                   374300
Convergys
 Corporation       Common         212485106         436        29000      X                                    29000
Corvis Corp        Common         221009103         302       529000      X                                   529000
Crown Cork &
 Seal Co Inc.      Common         228255105        5277      1005200      X                                  1005200
CTYTC
 Corporation       Common         232946103         897        83681      X                                    83681
D&K Wholesale
 Drug Inc.         Common         232861104        3580       400000      X                                   400000
DAOU Systems
 Inc.              Common         237015102         452       904300      X                                   904300
Donegal Group      Class A
 Inc.               Common        257701201         228        22400      X                                    22400
Dover Motorsports
 Inc.              Common         260174107         328        82100      X                                    82100
DOW Chemical Co.   Common         260543103        1366        50000      X                                    50000
E*Trade Group
 Inc.              Common         269246104        2514       565000      X                                   565000
Earthlink
 Network Inc.      Common         270321102         925       173300      X                                   173300
Ebookers.com       Common         278725106        2532       400000      X                                   400000
Edgar Online
 Inc.              Common         279765101        1416       852930      X                                   852930
Echostar           Class A
 Communications     Common        278762109       31140      1800000      X                                  1800000
ELITE Information
 Group Inc. Co.    Common         28659M106        8493      1220300      X                                  1220300
Employee
 Solutions         Common         292166105                    70000      X                                    70000
Engelhard
 Corporation       Common         292845104        3622       152000      X                                   152000
Equity Marketing
 Inc.              Common         294724109         491        45700      X                                    45700
Espeed Inc.        Common         296643109        1121       110300      X                                   110300
Etoys Inc.         Common         297862104           1       351900      X                                   351900
Expedia            Class A
 Inc.               Common        302125109       40516       799924      X                                   799924
FMC Corporation    Common         302491303        9246       358100      X                                   358100
Fibermark Inc.     Common         315646109          84        10000      X                                    10000
First Albany
 Companies Inc     Common         318465101         142        23300      X                                    23300
FleetBoston
 Financial
 Corporation       Common         339030108         549        27000      X                                    27000
4 Kids
 Entertainment
 Inc.              Common         350865101        5318       224100      X                                   224100
Frontier
 Airlines Inc.     Common         359065109         610       125100      X                                   125100
Giga-Tronics Inc.  Common         375175106          58        51400      X                                    51400
Glenayre
 Technologies
 Inc.              Common         377899109         111       128000      X                                   128000
Global
 Technovations
 Inc.              Common         37939M109           3       340500      X                                   340500
Gtech Holdings
 Corporation       Common         400518106        3103       125000      X                                   125000
HPSC Inc.          Common         404264103         296        35500      X                                    35500
Halliburton Co.    Common         406216101        3144       243500      X                                   243500
Harrahs
 Entertainment
 Inc.              Common         413619107        4821       100000      X                                   100000
Harris Interactive Common         414549105         239       104100      X                                   104100
Hexcel Corporation Common         428291108         356       143600      X                                   143600
Hollywood Casino   Class A
 Corporation        Common        436132203       29596      2450000      X                                  2450000
Hollywood
 Entertainment
 Corporation       Common         436141105       36913      2542199      X                                  2542199
Hotels.com         Class A
                    Common        441451101       16656       329300      X                                   329300
Household
 International
 Inc.              Common         441815107         849        30000      X                                    30000
Hub Group          Class A
 Inc.               Common        443320106         199        31500      X                                    31500
ICN
 Pharmaceuticals
 Inc.              Common         448924100       13363      1474900      X                                  1474900
IMC Global
 Inc.              Common         449669100        3675       305000      X                                   305000
Imagyn Medical
 Technologies
 Inc.              Common         45244E100           2        78333      X                                    78333
Imperial
 Chemical
 Inds PLC          Common         452704505        6591       502000      X                                   502000
Interland Inc.     Common         458727104       41000     20000000      X                                 20000000
International
 Flavors &
 Fragrances Inc.   Common         459506101        8663       272000      X                                   272000
International
 Speedway          Class A
 Corporation        Common        460335201       10143       255300      X                                   255300
Interwave
 Communications
 Intl LTD          Common         G4911N102         120       245300      X                                   245300
JCC Holding
 Company           Common         46611Q403        5395       521468      X                                   521468
J Jill
 Group Inc.        Common         466189107        2589       148612      X                                   148612
JP Morgan
 Chase & Co.       Common         46625H100         475        25000      X                                    25000
JetBlue
 Airways Corp      Common         477143101        6050       150000      X                                   150000
Jupiter Media
 Metrix Inc        Common         48206U104          19       112977      X                                   112977
Kforce.Comm Inc.   Common         493732101         243        78110      X                                    78110
King
 Pharmaceuticals
 Inc.              Common         495582108        8177       450000      X                                   450000
Lantronix
 Inc.              Common         516548104          39       102900      X                                   102900
Lawson
 Software Inc.     Common         520780107         468       132200      X                                   132200
LTWC
 Corporation       Common         522002104           1        15428      X                                    15428
Liberate
 Technologies      Common         530129105          70        45000      X                                    45000
Lodgenet
 Entertainment
 Corporation       Common         540211109       13980      1825000      X                                  1825000
Lyondell
 Petrochemical
 Corporation       Common         552078107        4144       347100      X                                   347100
MTR Gaming
 Group Inc.        Common         553769100        4706       511000      X                                   511000
Machochem
 Corporation       Common         555903103         101       100000      X                                   100000
Magna
 Entertainment     Class A
 Corporation        Common        559211107        3145       578300      X                                   578300
Marinemax Inc.     Common         567908108        5909       655800      X                                   655800
Marvel
 Enterprises
 Inc.              Common         57383M108         175        25000      X                                    25000
MediaLink
 Worldwide Inc.    Common         58445P105          66        19900      X                                    19900
Mesa Air Group     Common         590479101         745       204000      X                                   204000
Mesaba
 Holdings Inc.     Common         59066B102        9517      1749481      X                                  1749481
Mid Atlantic
 Medical Services,
  Inc.             Common         59523C107       21720       600000      X                                   600000
Midway Games
 Inc.              Common         598148104         110        20000      X                                    20000
Monolithic System
 Technology Inc.   Common         609842109         554        55400      X                                    55400
Nautilus
 Group Inc.        Common         63910B102        2670       136900      X                                   136900
Navigant
 International
 Inc.              Common         63935R108       11894      1132776      X                                  1132776
NetBank Inc        Common         640933107         135        13000      X                                    13000
NetRatings Inc.    Common         64116M108         828       141700      X                                   141700
Nintendo
 Co. LTD           Common         654445303        1230        84478      X                                    84478
Northwest
 Airlines          Class A
 Corporation        Common        667280101        6074       909300      X                                   909300
OM Group Inc.      Common         670872100        2140        50000      X                                    50000
Ohio Art Co        Common         677143109         511        40500      X                                    40500
On Command
 Corporation       Common         682160106         934      1868600      X                                  1868600
OpenTV
 Corporation       Class A
 Cl A               Common        G67543101          85        67500      X                                    67500
Pacific Health
 Systems Inc       Common         695112102       51742      2240900      X                                  2240900
Packaging Dynamics
 Corporation       Common         695160101          99        17500      X                                    17500
Pall Corporation   Common         696429307        2706       171400      X                                   171400
Peets Coffee
 & Tea Inc.        Common         705560100        5129       400700      X                                   400700
Pegasus
 Communications    Class A
 Corporation        Common        705904100        5327      4842600      X                                  4842600
Pegasus
 Solutions Inc.    Common         705906105        6233       590770      X                                   590770
Penn National
 Gaming Inc.       Common         707569109       13136       695772      X                                   695772
Pharmacyclics
 Incorporated      Common         716933106          75        25000      X                                    25000
Phoenix Group
 Corporation       Common         719072100           4        91500      X                                    91500
Physician
 Computer
 Network           Common         71940K109                   251000      X                                   251000
Pixar              Common         725811103        1224        25450      X                                    25450
Praxair Inc.       Common         74005P104        3414        66800      X                                    66800
Predictive
 Systems Inc.      Common         74036W102          18        84900      X                                    84900
Priceline.com      Common         741503106        4668      3197485      X                                  3197485
Prudential
 Financial Inc.    Common         744320102         557        19500      X                                    19500
Puradyn Filter
 Technologies Inc. Common         746091107        1348       520300      X                                   520300
Qiagen NV          Common         N72482107        1751       381548      X                                   381548
QLT Inc.           Common         746927102        2907       378000      X                                   378000
QMED Inc.          Common         747914109         172        24615      X                                    24615
Radiologix Inc.    Common         75040K109        1144       178800      X                                   178800
Resortquest
 International
 Inc.              Common         761183102        7699      1920000      X                                  1920000
S1 Corporation     Common         78463B101         279        52000      X                                    52000
Sabre Group
 Holdings, Inc.    Common         785905100       26606      1375000      X                                  1375000
Sapient
 Corporation       Common         803062108         458       444600      X                                   444600
Sega
 Enterprises LTD   Common         815793104         140        30000      X                                    30000
Sepracor Inc.      Common         817315104         341        65000      X                                    65000
Solectron
 Corporation       Common         834182107          68        32384      X                                    32384
Soundview
 Technology
 Group Inc.        Common         83611Q109         633       486550      X                                   486550
Southwest
 Airlines Co       Common         844741108        6274       480400      X                                   480400
Spanish
 Broadcasting      Class A
 System Inc.        Common        846425882        3750       572500      X                                   572500
Sportsline.com
 Inc.              Common         848934105         976       813700      X                                   813700
Station
 Casinos Inc.      Common         857689103       54498      3203900      X                                  3203900
Systemax Inc.      Common         871851101          73        44100      X                                    44100
TMP Worldwide
 Inc.              Common         872941109        3460       384400      X                                   384400
Talbots Inc.       Common         874161102        5600       200000      X                                   200000
Teledyne
 Technologies      Common         879360105         167         9200      X                                     9200
Tellabs Inc.       Common         879664100         191        46928      X                                    46928
TheStreet.com
 Inc.              Common         88368Q103         120        53200      X                                    53200
TOO Inc.           Common         890333107        1150        49400      X                                    49400
TOPPS Co Inc.      Common         890786106         362        42000      X                                    42000
Toys R Us Inc.     Common         892335100         509        50000      X                                    50000
Triad
 Hospital Inc.     Common         89579K109       18026       475000      X                                   475000
Trover
 Solutions Inc.    Common         897249108        5432      1354600      X                                  1354600
Tweeter Home
 Entertainment
 Group Inc.        Common         901167106        2658       385200      X                                   385200
US Oncology Inc.   Common         90338W103       18044      2224850      X                                  2224850
United
 Therapeutics
 Corporation       Common         91307C102        2468       150000      X                                   150000
Universal Health   Class B
 Services, Inc.     Common        913903100        9207       180000      X                                   180000
Viewpoint
 Corporation       Common         92672P108         154        70500      X                                    70500
Vivendi Universal  Common         92851S204         307        26917      X                                    26917
VNU N V            Common         92856P108         354        15241      X                                    15241
WMS Industries     Common         929297109        3173       225000      X                                   225000
Zixit
 Corporation       Common         989748100         273        70900      X                                    70900
  Total Long
    Equities                                     789193